SUPPLEMENT DATED MAY 1, 2008

TO THE STATEMENTS OF ADDITIONAL INFORMATION

(Class A, B, C, F, P, R2 and R3 Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Fund

- Balanced Strategy Fund

- Diversified Equity Strategy Fund

- Diversified Income Strategy Fund

- Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Income Fund

Lord Abbett California Tax Free Income Fund

Lord Abbett Connecticut Tax Free Income Fund

Lord Abbett Hawaii Tax Free Income Fund

Lord Abbett Missouri Tax Free Income Fund

Lord Abbett New Jersey Tax Free Income Fund

Lord Abbett New York Tax Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

- Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

The section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Revenue Sharing and Other Payments to Dealers and Financial Intermediaries” is supplemented with the following:

In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”).

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund’s shareholders.  This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this Prospectus.  The payments may be for activities including but not limited to the following:

• marketing and/or distribution support for Dealers;

• the Dealers’ and their investment professionals’ shareholder servicing efforts;

• training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

• certain information regarding Dealers and their investment professionals;

• sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers’ investment professionals and/or their clients or potential clients;

• the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

• certain Dealers’ costs associated with orders relating to Fund shares (“ticket charges”); and/or

• any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called “revenue sharing” payments.  Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders.  The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares.  In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

2

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary’s sales force or management).  In addition, Lord Abbett Distributor may agree to participate in the Dealer’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary’s sales force).  To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund’s assets.  Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer’s costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements.  Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers.  These factors include, but are not limited to, the Dealer’s sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett’s relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates.  Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer.  The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals.  For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds’ assets and/or sales.  However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares.  In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above.  The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers.  On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship.  Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers.  Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund.  In addition, Lord Abbett’s method of calculating revenue sharing payments may be different from the methods that the Dealers use.  Please refer to the Fund’s Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer’s investment professionals, but rather they are made solely to the Dealer itself (with the

3

exception of expense reimbursements related to the attendance of a Dealer’s investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds).  The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a “preferred” or “recommended” list of mutual funds.  In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund’s portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds.  Lord Abbett places the Fund’s portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund.  If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund.  In no event, however, does or will Lord Abbett give any consideration to a Dealer’s sales in deciding which Dealer to choose to execute the Fund’s portfolio transactions.  Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund’s receipt of the best net results only.  These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

4

SUPPLEMENT DATED MAY 1, 2008

TO THE STATEMENTS OF ADDITIONAL INFORMATION

(Class I Shares)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT INVESTMENT TRUST

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Strategic Allocation Fund

- Balanced Strategy Fund

- Diversified Equity Strategy Fund

- Diversified Income Strategy Fund

- Growth & Income Strategy Fund

LORD ABBETT LARGE CAP GROWTH FUND

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Income Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett High Yield Municipal Bond Fund

LORD ABBETT RESEARCH FUND

Lord Abbett America’s Value Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Large Cap Core Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett All Value Fund

Lord Abbett Strategic Allocation Fund

- Alpha Strategy Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

The section of each Fund’s statement of additional information titled “Purchases, Redemptions, Pricing, and Payments to Dealers – Revenue Sharing and Other Payments to Dealers and Financial Intermediaries” is supplemented with the following:

Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”).

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees) and without additional cost to the Fund or the Fund’s shareholders.  This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this Prospectus.  The payments may be for activities including but not limited to the following:

• marketing and/or distribution support for Dealers;

• the Dealers’ and their investment professionals’ shareholder servicing efforts;

• training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

• certain information regarding Dealers and their investment professionals;

• sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers’ investment professionals and/or their clients or potential clients;

• the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

• certain Dealers’ costs associated with orders relating to Fund shares (“ticket charges”); and/or

• any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called “revenue sharing” payments.  Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders.  The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary’s sales force or management).  In addition, Lord Abbett Distributor may agree to participate in the Dealer’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary’s sales force).  To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund’s assets.  Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer’s costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements.  Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers.  These factors include, but are not limited to, the Dealer’s sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett’s relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates.  Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer.  The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals.  For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds’ assets and/or sales.  However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares.  In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above.  The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers.  On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers.  Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund.  In addition, Lord Abbett’s method of calculating revenue sharing payments may be different from the methods that the Dealers use.  Please refer to the Fund’s Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer’s investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer’s investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds).  The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a “preferred” or “recommended” list of mutual funds.  In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund’s portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds.  Lord Abbett places the Fund’s portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund.  If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the Fund.  In no event, however, does or will Lord Abbett give any consideration to a Dealer’s sales in deciding which Dealer to choose to execute the Fund’s portfolio transactions.  Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund’s receipt of the best net results only.  These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.